Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	March 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$890,458	$—	$890,458
Corporate debt securities	—	258,342	—	258,342
U.S. government agency debt securities	—	215,336	—	215,336
Municipal bonds	—	163,988	—	163,988
Mutual funds	—	23,467	—	23,467
	—	1,551,591	—	1,551,591
Bank owned life insurance	—	207,546	—	207,546
Derivative instruments	—	4,991	—	4,991
	$—	$1,764,128	$—	$1,764,128
Liabilities
Derivative instruments	$—	$4,991	$—	$4,991

	December 31, 2018
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$820,779	$—	$820,779
Corporate debt securities	—	352,555	—	352,555
U.S. government agency debt securities	—	216,985	—	216,985
Municipal bonds	—	160,212	—	160,212
Mutual funds	—	23,110	—	23,110
Commercial paper	—	12,410	—	12,410
	—	1,586,051	—	1,586,051
Bank owned life insurance	—	206,141	—	206,141
Derivative instruments	—	11,491	—	11,491
	$—	$1,803,683	$—	$1,803,683
Liabilities
Derivative instruments	$—	$2,388	$—	$2,388

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2018
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$820,779	$—	$820,779
Corporate debt securities	—	352,555	—	352,555
U.S. government agency debt securities	—	216,985	—	216,985
Municipal bonds	—	160,212	—	160,212
Mutual funds	—	23,110	—	23,110
Commercial paper	—	12,410	—	12,410
	—	1,586,051	—	1,586,051
Bank owned life insurance	—	206,141	—	206,141
Derivative instruments	—	11,491	—	11,491
	$—	$1,803,683	$—	$1,803,683
Liabilities
Derivative instruments	$—	$2,388	$—	$2,388

	December 31, 2017
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$875,666	$—	$875,666
Corporate debt securities	—	313,392	—	313,392
U.S. government agency debt securities	—	291,385	—	291,385
Municipal bonds	—	180,396	—	180,396
Mutual funds	—	23,617	—	23,617
U.S. treasury securities	—	2,701	—	2,701
	—	1,687,157	—	1,687,157
Bank owned life insurance	—	200,318	—	200,318
Derivative instruments	—	7,032	—	7,032
	$—	$1,894,507	$—	$1,894,507
Liabilities
Derivative instruments	$—	$1,570	$—	$1,570

Summary of Major Categories of Assets Measured at Fair Value on a Nonrecurring Basis
The following table presents the major category of assets measured at fair value on a nonrecurring basis at March 31, 2019 :

	March 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Impairments
Description
Loans held for sale	$9,968	$—	$—	$—

The following table presents the major category of assets measured at fair value on a nonrecurring basis at December 31, 2017:

	December 31, 2017
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Impairments
Description
Loans held for sale	$5,611	$—	$—	$—